UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lauren Howe
Address: 199 Water Street
         20th Floor
         New York, NY  10038

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     800-711-6270

Signature, Place, and Date of Signing:

     Iona Watter     New York, NY     December 14, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     5361855


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACE LIMITED                 COM                 G0070K103    12864   327756 SH       SOLE                        0            327756
AES CORPORATION             COM                 00130H105   206667  2891085 SH       SOLE                  1893425            997660
ALPHARMA INC                COM                 020813101    12295   201160 SH       SOLE                        0            201160
ALTERA CORPORATION          COM                 021441100    16768   351176 SH       SOLE                        0            351176
AMDOCS LIMITED              COM                 G02602103     3555    57007 SH       SOLE                        7             57000
AMERICA ONLINE              COM                 02364J104     9266   172401 SH       SOLE                    37455            134946
AMGEN                       COM                 031162100   197274  2742190 SH       SOLE                  1778062            964128
APPLIED MATERIALS INC       COM                 038222105     2812    47411 SH       SOLE                      311             47100
AVNET INC                   COM                 053807103     9044   318737 SH       SOLE                        0            318737
BANK AMERICA CORP           COM                 060505104      549    10490 SH       SOLE                    10490                 0
BJ SERVICES CO              COM                 055482103    11317   185159 SH       SOLE                        0            185159
CELESTICA INC               COM                 15101Q108   191325  2666753 SH       SOLE                  1775182            891571
CIENA CORP                  COM                 171779101    19585   159473 SH       SOLE                     2862            156611
CIRCUIT CITY STORES         COM                 172737108     7705   335042 SH       SOLE                        0            335042
CISCO SYSTEMS               COM                 17275R102   236639  4145007 SH       SOLE                  2793983           1351024
CITIGROUP INC               COM                 172967101     1749    32364 SH       SOLE                    32364                 0
COMPAQ COMPUTER             COM                 204493100     3523   127769 SH       SOLE                     2769            125000
CONVERGY'S CORP             COM                 212485106    15010   386123 SH       SOLE                        0            386123
COPPER MOUNTAIN NETWORKS INCCOM                 217510106     4125   110000 SH       SOLE                        0            110000
CORNING INC                 COM                 219350105   344696  1122111 SH       SOLE                   741989            380122
DMC STRATEX NETWORKS INC    COM                 23322L106    10342   643911 SH       SOLE                        0            643911
DOLLAR GENERAL              COM                 256669102     6645   396753 SH       SOLE                        0            396753
EMC CORPORATION             COM                 268648102   365513  3574390 SH       SOLE                  2368019           1206371
ENRON                       COM                 293561106   214688  2368081 SH       SOLE                  1547906            820175
ERICSSON (LM)               COM                 294821400     3310   223496 SH       SOLE                     1896            221600
EXTREME NETWORKS            COM                 30226D106     3377    29500 SH       SOLE                        0             29500
FLEXTRONIC INTERNATIONAL    COM                 Y2573F102     9233   105513 SH       SOLE                    44493             61020
HANCOCK JOHN FINL SVCS INC  COM                 41014S106    12694   472367 SH       SOLE                        0            472367
HEALTH MANAGEMENT ASSOCIATESCOM                 421933102    16385   787286 SH       SOLE                        0            787286
HOME DEPOT INC.             COM                 437076102   197986  3640296 SH       SOLE                  2456963           1183333
JDS UNIPHASE CORP           COM                 46612J101   213148  2159741 SH       SOLE                  1478131            681610
KIMBERLY CLARK CORP         COM                 494368103   147993  2557379 SH       SOLE                  1761280            796099
MANPOWER INC                COM                 56418H100     9134   286009 SH       SOLE                        0            286009
MARCHFIRST                  COM                 566244109    11589   738746 SH       SOLE                        0            738746
MEDTRONIC INC               COM                 585055106   199374  3728989 SH       SOLE                  2538642           1190347
MERRILL LYNCH               COM                 590188108   227498  3339509 SH       SOLE                  2236187           1103322
MORGAN ST DEAN WITTER & CO. COM                 617446448   256796  2730932 SH       SOLE                  1832370            898562
MOTOROLA INC                COM                 620076109   164038  5632946 SH       SOLE                  3589048           2043898
NATIONAL SEMICONDUCTOR      COM                 637640103    10583   262939 SH       SOLE                        0            262939
NATIONWIDE FINL SVCS INC    COM                 638612101     8806   235633 SH       SOLE                        0            235633
NOBLE DRILLING CORP         COM                 655042109    14053   279672 SH       SOLE                        0            279672
NOKIA CORP-SPONSORED ADR A  COM                 654902204   224575  5462447 SH       SOLE                  3686571           1775876
NORTEL NETWORKS CORP        COM                 656568102   239046  3864820 SH       SOLE                  2532802           1332018
ORACLE CORPORATION          COM                 68389X105      258     3280 SH       SOLE                        0              3280
RATIONAL SOFTWARE CORP      COM                 75409P202    13777   198589 SH       SOLE                        0            198589
SCHLUMBERGER LTD            COM                 806857108   145712  1690177 SH       SOLE                  1154063            536114
SCI SYSTEM INC              COM                 783890106     9241   225404 SH       SOLE                        0            225404
SCIENTIFIC-ATLANTA INC      COM                 808655104     4091    64300 SH       SOLE                        0             64300
SEALED AIR CORP             COM                 81211K100     6198   136975 SH       SOLE                        0            136975
SOLECTRON CORP              COM                 834182107   233865  4890285 SH       SOLE                  3199591           1690694
TELLABS INC                 COM                 879664100     2387    50000 SH       SOLE                        0             50000
TEXAS INSTRUMENTS INC.      COM                 882508104   175163  3601646 SH       SOLE                  2422852           1178794
TIME WARNER INC.            COM                 887315109   196267  2434122 SH       SOLE                  1613417            820705
TRANSOCEAN SEDCO FOREX INC  COM                 G90078109    14771   251964 SH       SOLE                      224            251740
TYCO INTERNATIONAL LTD.     COM                 902124106   229697  4281327 SH       SOLE                  2972817           1308510
WATSON PHARMACEUTICALS      COM                 942683103    11739   180961 SH       SOLE                       10            180951
WELLS FARGO & CO.           COM                 949746101   130584  2780493 SH       SOLE                  2005973            774520
WIND RIVER SYSTEMS          COM                 973149107    10485   218725 SH       SOLE                        0            218725
XILINX INC                  COM                 983919101   304046  3436635 SH       SOLE                  2271308           1165327